Financial Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of financial liabilities

	2024 ($)	2023 ($)
Convertible note payable - Current	-	25,331,307
Convertible note payable – Non Current	-	10,273,278
Total Financial Liabilities	-	35,604,585

Host Liability - Current	-	16,567,450
Host Liability – Non Current	-	342,406
Derivative liability -Current	-	8,763,857
Derivative liability - Non Current	-	9,930,872
Total Convertible Notes Payable	-	35,604,585

Schedule of convertible notes held by investors

Convertible notes held by investors in the reporting period are summarized below:

Series A Key Terms of this Series A convertible notes are as follows

Issue date	23-Dec-20
Pre Modification Maturity Date	23-Dec-22
Modification Date	1-Dec-22
Modified Maturity Date	31-Dec-23
Conversion Date	31 -Dec 23
Term (Years)	2.0
Face Value	7,319,818
Interest Rate	8.5%
Conversion Discount (Qualified Equity Investment)	20.0%

Note 21. - Financial Liabilities - continued

Series A – July 21
Key Terms of this Series A convertible notes are as follows

Issue Date	7-Jul-21
Maturity Date	7-Jul-23
Conversion Date	7-Jul-23
Term (Years)	2.0
Face Value	525,000
Interest Rate	8.5%
Conversion Discount (Qualified Equity Investment)	20.0%

Series A – August 21
Key Terms of this Series A convertible notes are as follows

Issue Date	20-Aug-21
Pre Modification Maturity Date	9 -Dec-22
Modification Date	1-Dec-22
Modified Maturity Date	31-Dec-23
Conversion Date	31-Dec-23
Term (Years)	1.3
Face Value	172,000
Interest Rate	8.5%
Conversion Discount (Qualified Equity Investment)	20.0%

Series B1
Key Terms of this Series B1 convertible notes are as follows

Issue Date	15-Dec-21
Pre Modification Maturity Date	15-Dec-23
Modification Date	1-Dec-22
Modified Maturity Date	31-Dec-23
Conversion Date	31.Dec-23
Term (Years)	2.0
Face Value	4,982,652
Interest Rate	8.5%
Conversion Discount (Qualified Equity Investment)	20.0%

Note 21. Financial Liabilities - continued

Series B2
Key Terms of this Series B2 convertible notes are as follows

Issue Date	1-July-22
Pre Modification Maturity Date	30-June-24
Modification Date	1-Dec-22
Modified Maturity Date	31-Dec-23
Conversion Date	31-Dec-23
Term (Years)	2.0
Face Value	671,284
Interest Rate	10%
Conversion Discount (Qualified Equity Investment)	20.0%

A Extension
Key Terms of this Series A Extension convertible notes are as follows

Issue Date	16-Nov-22
Maturity Date	31-Dec-23
Conversion Date	31-Dec-23
Term (Years)	1.1
Face Value	1,571,873
Interest Rate	15%
Conversion Discount (Qualified Equity Investment)	25%

Reach
Key Terms of this Reach convertible notes are as follows

Issue Date	13-Feb-23
Maturity Date	13-Feb-25
Conversion Date **	28-Mar-24
Term (Years)	2.0
Face Value*	3,195,000
Interest Rate	15%
Conversion Discount (Qualified Equity Investment)	20%

*	$3,025,841 of Reach convertible notes, inclusive of accrued interest, were rolled into the Private Placement on June 9, 2023.
**	$1,029,617 was redeemed for cash, the remaining Reach notes were converted to equity.

Note 21. Financial Liabilities - continued

Private Placement
Key Terms of this Private Placement convertible notes are as follows

Issue Date	9-June-23
Maturity Date	9-June-25
Conversion Date	28-Mar-24
Term (Years)	2.0
Face Value	9,215,591
Interest Rate	10%
Conversion Discount (Qualified Equity Investment)	30%

Mixed Martial Arts LLC
Key Terms of this Mixed Martial Arts LLC convertible note are as follows

Issue Date	26-Oct-23
Maturity Date	9-June-25
Conversion Date	28-Mar-24
Term (Years)	1.6
Face Value	384,750
Interest Rate	10%
Conversion Discount (Qualified Equity Investment)	25%

Steppen
Key Terms of this Steppen convertibles note are as follows

Issue Date	20-Sept-23
Maturity Date	9-June-25
Conversion Date	28-Mar-24
Term (Years)	1.7
Face Value	100,00
Interest Rate	10%
Conversion Discount (Qualified Equity Investment)	25%